Quarterly Holdings Report
for

Fidelity® Blue Chip Growth Fund

April 30, 2021

BCF-QTLY-0621
1.800333.117

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 16.0%
Entertainment - 3.2%
Activision Blizzard, Inc.	2,270,887	$207,082
Bilibili, Inc. ADR (a)(b)	484,441	53,705
Netflix, Inc. (a)	1,262,608	648,311
Roku, Inc. Class A (a)	448,787	153,920
Score Media & Gaming, Inc. (a)	432,520	7,487
Sea Ltd. ADR (a)	2,331,880	588,893
Take-Two Interactive Software, Inc. (a)	116,438	20,421
The Walt Disney Co. (a)	239,598	44,570
		1,724,389
Interactive Media & Services - 12.3%
Alphabet, Inc. Class A (a)	1,342,462	3,159,484
Baidu.com, Inc. sponsored ADR (a)	128,899	27,111
Bumble, Inc.	404,245	24,352
Facebook, Inc. Class A (a)	7,559,368	2,457,399
JOYY, Inc. ADR	570,063	54,190
Kuaishou Technology Class B (c)	467,467	15,827
Match Group, Inc. (a)	1,063,098	165,450
Pinterest, Inc. Class A (a)	406,081	26,952
Snap, Inc. Class A (a)(b)	5,339,898	330,112
Tencent Holdings Ltd.	3,425,284	273,242
Twitter, Inc. (a)	973,228	53,742
Zillow Group, Inc. Class C (a)	238,300	31,008
Zoominfo Technologies, Inc.	110,178	5,714
		6,624,583
Media - 0.3%
AppLovin Corp. (a)(b)	99,191	5,754
Criteo SA sponsored ADR (a)	2,227,536	88,500
DISH Network Corp. Class A (a)	242,000	10,839
Endeavor Group Holdings, Inc. (a)	416,800	11,487
Endeavor Group Holdings, Inc. (a)	1,786,652	44,316
		160,896
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	1,098,711	145,173

TOTAL COMMUNICATION SERVICES		8,655,041

CONSUMER DISCRETIONARY - 28.2%
Automobiles - 2.5%
Daimler AG (Germany)	115,840	10,313
General Motors Co. (a)	1,439,817	82,386
Harley-Davidson, Inc.	1,420,680	68,718
Hyundai Motor Co.	52,640	9,979
Kia Corp.	159,670	10,994
Lordstown Motors Corp. (d)	587,979	5,244
Neutron Holdings, Inc. (e)	7,152,433	106
NIO, Inc. sponsored ADR (a)(b)	245,237	9,770
Rad Power Bikes, Inc. (d)(e)	928,091	4,477
Tesla, Inc. (a)	1,551,875	1,100,962
XPeng, Inc. ADR(a)(b)	1,615,054	48,306
		1,351,255
Diversified Consumer Services - 0.1%
FSN E-Commerce Ventures Pvt Ltd. (d)(e)	204,681	29,758
Hotels, Restaurants & Leisure - 4.4%
Airbnb, Inc. Class A(b)	877,538	151,560
Boyd Gaming Corp. (a)	1,304,408	86,287
Caesars Entertainment, Inc. (a)	3,378,149	330,518
Chipotle Mexican Grill, Inc. (a)	167,924	250,548
Churchill Downs, Inc.	453,757	95,970
Dave & Buster's Entertainment, Inc. (a)(b)	204,376	9,332
DraftKings, Inc. Class A (a)(b)	271,837	15,402
Evolution Gaming Group AB (c)	351,142	69,353
Expedia, Inc. (a)	1,204,588	212,285
Flutter Entertainment PLC	46,185	9,466
Hilton Worldwide Holdings, Inc.	693,719	89,282
Kambi Group PLC (a)	534,158	27,018
Las Vegas Sands Corp. (a)	1,229,039	75,291
Marriott International, Inc. Class A	992,628	147,425
MGM Resorts International	2,088,838	85,057
Penn National Gaming, Inc. (a)	4,515,502	402,422
Planet Fitness, Inc. (a)	771,795	64,823
Texas Roadhouse, Inc. Class A	604,403	64,683
Vail Resorts, Inc.	215,123	69,949
Wynn Resorts Ltd. (a)(b)	826,229	106,088
		2,362,759
Household Durables - 1.0%
D.R. Horton, Inc.	446,180	43,855
KB Home	556,158	26,824
Lennar Corp. Class A	535,378	55,465
PulteGroup, Inc.	95,800	5,664
Purple Innovation, Inc. (a)	1,065,899	36,326
Sonos, Inc. (a)	527,948	21,134
Sony Group Corp. sponsored ADR	333,196	33,373
Taylor Morrison Home Corp. (a)	1,860,854	58,077
Tempur Sealy International, Inc.	1,585,037	60,453
Toll Brothers, Inc.	949,312	59,522
TRI Pointe Homes, Inc. (a)	2,426,940	57,810
Tupperware Brands Corp. (a)(f)	4,230,827	103,105
		561,608
Internet & Direct Marketing Retail - 10.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,308,477	302,193
Amazon.com, Inc. (a)	1,185,610	4,111,008
BHG Group AB (a)	653,160	12,553
ContextLogic, Inc.	1,339,220	17,646
Coupang, Inc. Class A (a)(b)	310,734	13,020
Deliveroo Holdings PLC (a)(c)	6,185,262	22,893
Deliveroo Holdings PLC	10,728,200	35,737
Delivery Hero AG (a)(c)	173,620	27,563
Etsy, Inc. (a)	393,365	78,197
Farfetch Ltd. Class A (a)(b)	1,976,572	96,832
JD Health International, Inc. (c)	1,435,410	22,360
JD.com, Inc.:
Class A	328,490	12,686
sponsored ADR (a)	816,637	63,175
Magnite, Inc. (a)	794,017	31,800
Meituan Class B (a)(c)	291,095	11,167
MercadoLibre, Inc. (a)	67,284	105,702
Pinduoduo, Inc. ADR (a)	2,064,355	276,479
Poshmark, Inc. (b)	339,735	14,211
The Honest Co., Inc. (a)(d)	300,286	4,189
The RealReal, Inc. (a)	3,259,932	80,749
THG PLC	1,517,713	12,995
thredUP, Inc. (a)	164,488	2,824
Vipshop Holdings Ltd. ADR (a)	565,541	17,402
Wayfair LLC Class A (a)	714,011	211,040
Zomato Pvt Ltd. (d)(e)	25,862,000	20,328
		5,604,749
Leisure Products - 0.2%
Callaway Golf Co.	389,047	11,263
Peloton Interactive, Inc. Class A (a)	924,766	90,951
Vista Outdoor, Inc. (a)	447,560	14,595
		116,809
Multiline Retail - 0.4%
Kohl's Corp.	642,133	37,668
Nordstrom, Inc. (a)	2,980,278	109,317
Ollie's Bargain Outlet Holdings, Inc. (a)	728,772	67,244
Target Corp.	92,918	19,258
		233,487
Specialty Retail - 5.1%
American Eagle Outfitters, Inc.	8,198,592	283,425
Aritzia LP (a)	1,418,856	35,404
Auto1 Group SE (c)	303,606	17,155
Burlington Stores, Inc. (a)	409,406	133,601
Carvana Co. Class A (a)(b)	1,500,577	428,055
Cazoo Holdings Ltd. (d)	331,522	10,190
Dick's Sporting Goods, Inc.	1,269,585	104,842
Five Below, Inc. (a)	811,234	163,277
Floor & Decor Holdings, Inc. Class A (a)	1,739,425	192,937
Gap, Inc.	2,304,862	76,291
Industria de Diseno Textil SA (b)	456,000	16,238
JD Sports Fashion PLC (a)	919,253	11,659
L Brands, Inc. (a)	591,362	38,971
Lowe's Companies, Inc.	3,612,605	708,974
MYT Netherlands Parent BV ADR (b)	540,018	16,184
RH (a)	721,027	496,081
Urban Outfitters, Inc.(a)	393,077	14,111
		2,747,395
Textiles, Apparel & Luxury Goods - 4.1%
Allbirds, Inc. (a)(d)(e)	181,080	2,001
Burberry Group PLC (a)	979,040	27,867
Capri Holdings Ltd. (a)	4,226,199	232,779
Crocs, Inc. (a)	2,893,180	289,665
Deckers Outdoor Corp. (a)	432,263	146,191
Dr. Martens Ltd. (a)	2,340,313	15,630
Hermes International SCA	12,243	15,367
lululemon athletica, Inc. (a)	1,495,263	501,317
LVMH Moet Hennessy Louis Vuitton SE	128,087	96,494
Moncler SpA	896,767	55,007
NIKE, Inc. Class B	2,669,392	354,015
Prada SpA	819,850	5,103
Puma AG	279,125	29,437
PVH Corp.	1,869,192	211,555
Tapestry, Inc.	2,261,015	108,190
Tory Burch LLC (a)(d)(e)(g)	293,611	24,490
Under Armour, Inc. Class A (sub. vtg.) (a)	3,863,383	93,919
		2,209,027

TOTAL CONSUMER DISCRETIONARY		15,216,847

CONSUMER STAPLES - 1.4%
Beverages - 0.9%
Boston Beer Co., Inc. Class A (a)	120,452	146,529
Celsius Holdings, Inc. (a)(b)	628,637	36,021
Constellation Brands, Inc. Class A (sub. vtg.)	254,031	61,049
Kweichow Moutai Co. Ltd. (A Shares)	14,700	4,557
Monster Beverage Corp.(a)	1,071,255	103,965
The Coca-Cola Co.	2,521,059	136,087
		488,208
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series A1 (d)(e)	51,117	1,668
Performance Food Group Co. (a)	488,585	28,680
Sweetgreen, Inc. warrants 1/21/26 (a)(d)(e)	346,965	1,371
Zur Rose Group AG (a)	23,921	7,963
		39,682
Food Products - 0.3%
AppHarvest, Inc. (d)	1,824,864	31,223
Bunge Ltd.	332,725	28,089
Darling Ingredients, Inc. (a)	705,256	48,980
Freshpet, Inc. (a)	137,345	25,384
Village Farms International, Inc. (a)(b)	831,711	9,290
		142,966
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	58,955	18,500
Tobacco - 0.1%
Altria Group, Inc.	506,325	24,177
JUUL Labs, Inc.:
Class A (a)(d)(e)	21,148	1,291
Class B (a)(d)(e)	6,625	404
Swedish Match Co. AB	280,904	23,042
		48,914

TOTAL CONSUMER STAPLES		738,270

ENERGY - 1.1%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	1,368,767	37,025
Oil, Gas & Consumable Fuels - 1.0%
BP PLC sponsored ADR	1,050,099	26,420
ConocoPhillips Co.	678,458	34,696
EOG Resources, Inc.	598,221	44,053
Hess Corp.	728,331	54,268
HollyFrontier Corp.	1,178,494	41,247
Neste Oyj	68,627	4,158
Reliance Industries Ltd.	7,638,838	205,734
Reliance Industries Ltd.	509,255	7,386
Reliance Industries Ltd. sponsored GDR (c)	438,934	23,746
Suncor Energy, Inc.	1,197,025	25,603
Total SA sponsored ADR	332,190	14,709
Valero Energy Corp.	667,740	49,386
		531,406

TOTAL ENERGY		568,431

FINANCIALS - 1.8%
Banks - 0.5%
Bank of America Corp.	529,653	21,467
Citigroup, Inc.	1,118,733	79,699
Kotak Mahindra Bank Ltd. (a)	779,186	18,400
Wells Fargo & Co.	3,612,976	162,765
		282,331
Capital Markets - 0.4%
Charles Schwab Corp.	686,885	48,357
Coinbase Global, Inc. (a)	86,431	25,725
Goldman Sachs Group, Inc.	172,552	60,126
Morgan Stanley	817,880	67,516
Open Lending Corp. (a)	440,065	17,185
		218,909
Consumer Finance - 0.4%
Ally Financial, Inc. (b)	1,410,179	72,554
American Express Co.	291,594	44,716
Capital One Financial Corp.	488,012	72,753
		190,023
Diversified Financial Services - 0.2%
Ant International Co. Ltd. Class C (a)(d)(e)	4,367,660	12,579
ArcLight Clean Transition Corp. Class A (a)(b)	838,244	13,563
BowX Acquisition Corp. (a)	1,726,331	21,061
CIIG Merger Corp. (d)	734,236	12,974
Horizon Acquisition Corp. Class A (a)	1,063,293	10,612
Jaws Acquisition Corp. (a)	1,106,101	14,335
Payfare, Inc. (a)	1,079,144	6,585
Rapyd Financial Network 2016 Ltd. (e)	204,327	15,000
		106,709
Insurance - 0.2%
Goosehead Insurance	115,371	12,684
MetLife, Inc.	608,547	38,722
MetroMile, Inc. (a)(b)	1,723,875	16,049
Oscar Health, Inc. Class A	915,298	18,724
Prudential Financial, Inc.	400,151	40,159
		126,338
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	697,722	22,801

TOTAL FINANCIALS		947,111

HEALTH CARE - 7.7%
Biotechnology - 2.3%
4D Molecular Therapeutics, Inc.	241,769	9,356
Acceleron Pharma, Inc. (a)	425,035	53,117
ADC Therapeutics SA (a)	399,768	9,810
Agios Pharmaceuticals, Inc. (a)	363,436	20,280
Akouos, Inc. (a)	241,156	3,429
Allakos, Inc. (a)	77,339	8,439
Alnylam Pharmaceuticals, Inc. (a)	780,711	109,799
Annexon, Inc. (a)	459,292	9,154
Arcutis Biotherapeutics, Inc. (a)	505,977	16,950
Argenx SE ADR (a)	95,280	27,318
Ascendis Pharma A/S sponsored ADR (a)	459,539	66,619
Avidity Biosciences, Inc.	203,682	4,774
BeiGene Ltd. (a)	567,089	15,085
BeiGene Ltd. ADR (a)	131,885	45,308
BioAtla, Inc.	129,531	6,423
Biomea Fusion, Inc. (a)	136,977	2,322
BioXcel Therapeutics, Inc. (a)	56,972	1,935
Bolt Biotherapeutics, Inc.	282,069	6,307
BridgeBio Pharma, Inc. (a)(b)	143,100	8,002
Cibus Corp. Series C (a)(d)(e)(g)	4,762,240	7,239
Connect Biopharma Holdings Ltd. ADR (a)	427,869	6,961
Cullinan Oncology, Inc.	85,156	2,764
CytomX Therapeutics, Inc. (a)(c)	378,621	3,544
Forma Therapeutics Holdings, Inc.	259,804	7,002
Fusion Pharmaceuticals, Inc. (a)	269,971	2,322
Generation Bio Co.	849,781	30,983
Immunocore Holdings PLC	61,640	2,239
Immunocore Holdings PLC ADR	198,372	8,006
Instil Bio, Inc. (a)	573,416	11,772
Karuna Therapeutics, Inc. (a)	181,799	20,182
Kronos Bio, Inc. (b)	323,086	8,746
Kura Oncology, Inc. (a)	238,906	6,434
Mirati Therapeutics, Inc. (a)	56,512	9,393
Moderna, Inc. (a)	454,302	81,238
Natera, Inc. (a)	94,686	10,417
Neurocrine Biosciences, Inc. (a)	247,411	23,378
Novavax, Inc. (a)	324,707	76,933
Passage Bio, Inc. (a)	352,918	6,621
Prelude Therapeutics, Inc.	255,227	10,577
Protagonist Therapeutics, Inc. (a)	413,679	11,972
Recursion Pharmaceuticals, Inc. (a)	536,232	17,910
Regeneron Pharmaceuticals, Inc. (a)	246,369	118,577
Relay Therapeutics, Inc. (a)	281,382	8,923
Revolution Medicines, Inc. (a)	447,191	14,842
Sage Therapeutics, Inc. (a)	548,034	43,163
Sana Biotechnology, Inc. (b)	178,988	3,848
Scholar Rock Holding Corp. (a)	95,542	3,091
Seagen, Inc. (a)	108,117	15,543
Shattuck Labs, Inc.	189,009	7,122
Silverback Therapeutics, Inc.	272,201	8,724
Taysha Gene Therapies, Inc.	225,766	5,827
TG Therapeutics, Inc. (a)	221,023	9,882
Translate Bio, Inc. (a)	624,956	14,511
Turning Point Therapeutics, Inc. (a)	465,219	35,464
Twist Bioscience Corp. (a)	39,323	5,277
Vaxcyte, Inc.	381,305	7,081
Vor Biopharma, Inc. (a)(b)	257,187	7,248
Xencor, Inc. (a)	395,681	16,840
Zai Lab Ltd. ADR (a)	564,093	93,758
		1,210,781
Health Care Equipment & Supplies - 2.2%
Axonics Modulation Technologies, Inc. (a)	759,840	47,817
Boston Scientific Corp. (a)	255,107	11,123
CryoPort, Inc. (a)(b)	139,744	7,905
Danaher Corp.	456,381	115,893
DexCom, Inc. (a)	531,525	205,222
InMode Ltd. (a)	473,276	40,858
Insulet Corp. (a)	331,445	97,849
Intuitive Surgical, Inc. (a)	365,567	316,215
Nevro Corp. (a)	65,250	11,276
Novocure Ltd. (a)	426,076	86,962
Outset Medical, Inc.	243,683	14,601
Shockwave Medical, Inc. (a)	923,028	150,878
Stryker Corp.	20,367	5,349
Tandem Diabetes Care, Inc. (a)	737,288	67,757
The Cooper Companies, Inc.	26,259	10,790
		1,190,495
Health Care Providers & Services - 0.6%
1Life Healthcare, Inc. (a)	841,655	36,620
Alignment Healthcare, Inc. (a)	530,550	14,081
Alignment Healthcare, Inc.	434,814	10,386
Guardant Health, Inc. (a)	530,912	84,404
Humana, Inc.	277,279	123,456
Oak Street Health, Inc. (a)	716,638	44,166
Owens & Minor, Inc.	365,966	13,208
Signify Health, Inc.	128,330	3,638
Surgery Partners, Inc. (a)	346,283	16,691
		346,650
Health Care Technology - 0.1%
agilon health, Inc. (a)	679,287	21,418
Certara, Inc.	405,883	12,911
GoodRx Holdings, Inc. (b)	783,537	31,349
MultiPlan Corp. warrants (a)(d)	138,859	273
NeuroPace, Inc. (a)	119,728	2,893
Phreesia, Inc. (a)	99,790	5,164
		74,008
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)	299,831	59,307
Avantor, Inc. (a)	1,558,491	49,934
Bio-Rad Laboratories, Inc. Class A (a)	33,099	20,857
Eurofins Scientific SA (a)	94,318	9,338
Joinn Laboratories China Co. Ltd. (H Shares) (c)	165,251	2,978
Maravai LifeSciences Holdings, Inc.	782,177	30,435
Nanostring Technologies, Inc. (a)	309,595	24,665
Olink Holding AB ADR (a)	319,905	11,261
Seer, Inc.	139,067	7,083
Thermo Fisher Scientific, Inc.	553,776	260,402
		476,260
Pharmaceuticals - 1.6%
Antengene Corp.	6,379,700	13,108
Arvinas Holding Co. LLC (a)	61,555	4,244
Atea Pharmaceuticals, Inc.	315,295	7,791
Chiasma, Inc. warrants 12/16/24 (a)	55,391	16
Eli Lilly & Co.	1,430,269	261,410
Hansoh Pharmaceutical Group Co. Ltd. (c)	2,419,420	10,450
Harmony Biosciences Holdings, Inc. (a)	160,857	4,713
Horizon Therapeutics PLC (a)	1,468,867	138,984
Intra-Cellular Therapies, Inc. (a)	633,352	21,806
Longboard Pharmaceuticals, Inc. (a)	550,887	5,250
Nektar Therapeutics (a)	664,841	13,038
Nuvation Bio, Inc. (d)	1,101,428	12,325
Nuvation Bio, Inc.	1,611,443	16,229
OptiNose, Inc. (a)	1,108,710	3,958
Pharvaris BV	235,024	5,664
Zoetis, Inc. Class A	1,868,921	323,379
		842,365

TOTAL HEALTH CARE		4,140,559

INDUSTRIALS - 6.4%
Aerospace & Defense - 0.5%
Airbus Group NV	293,945	35,350
Axon Enterprise, Inc. (a)	357,004	54,125
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	262,745	110,350
Class C (a)(d)(e)	2,783	1,169
The Boeing Co. (a)	285,693	66,941
		267,935
Air Freight & Logistics - 0.2%
FedEx Corp.	365,750	106,181
Airlines - 0.4%
Delta Air Lines, Inc.(a)	1,300,804	61,034
JetBlue Airways Corp. (a)	4,715,362	96,005
Spirit Airlines, Inc. (a)(b)	1,325,356	47,474
Sun Country Airlines Holdings, Inc. (a)	195,392	7,952
		212,465
Building Products - 0.3%
Builders FirstSource, Inc. (a)	982,403	47,814
Carrier Global Corp.	742,282	32,349
The AZEK Co., Inc.	1,477,174	71,318
Trane Technologies PLC	57,603	10,013
		161,494
Commercial Services & Supplies - 0.0%
Aker Carbon Capture A/S (a)	2,414,595	4,901
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	414,372	38,872
MasTec, Inc. (a)	276,515	28,857
Quanta Services, Inc.	256,036	24,743
		92,472
Electrical Equipment - 0.3%
Acuity Brands, Inc.	220,016	40,817
Array Technologies, Inc.	1,600,212	45,062
Ceres Power Holdings PLC (a)	257,554	4,752
Generac Holdings, Inc. (a)	48,930	15,851
ITM Power PLC(a)	604,432	4,345
Shoals Technologies Group, Inc.	909,990	29,183
Sunrun, Inc. (a)	1,148,159	56,260
		196,270
Industrial Conglomerates - 0.1%
General Electric Co.	6,601,557	86,612
Machinery - 0.2%
Caterpillar, Inc.	147,052	33,544
Deere & Co.	147,420	54,671
Pentair PLC	83,241	5,370
		93,585
Professional Services - 0.2%
KBR, Inc.	414,511	16,398
Manpower, Inc.	46,655	5,640
Upwork, Inc. (a)	1,556,690	71,701
		93,739
Road & Rail - 4.0%
Avis Budget Group, Inc. (a)	612,607	54,896
Canadian Pacific Railway Ltd.	175,075	65,337
Lyft, Inc. (a)	18,785,874	1,045,622
TuSimple Holdings, Inc. (a)	1,019,529	39,180
Uber Technologies, Inc. (a)	17,442,453	955,323
		2,160,358

TOTAL INDUSTRIALS		3,476,012

INFORMATION TECHNOLOGY - 33.2%
Communications Equipment - 0.0%
Cisco Systems, Inc.	106,100	5,402
Electronic Equipment & Components - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,665,000	15,213
II-VI, Inc. (a)(b)	1,149,792	77,197
		92,410
IT Services - 3.6%
Afterpay Ltd. (a)	657,510	59,591
Endava PLC ADR (a)	278,481	25,214
MongoDB, Inc. Class A (a)	152,535	45,373
PayPal Holdings, Inc. (a)	3,075,817	806,756
Riskified Ltd. (a)(d)(e)	367,600	4,227
Riskified Ltd. warrants (a)(d)(e)	3,105	0
Shopify, Inc. Class A (a)	249,231	294,195
Snowflake Computing, Inc.	123,987	28,714
Snowflake Computing, Inc. Class B (c)	22,447	5,199
Square, Inc. (a)	1,616,343	395,713
Squarespace, Inc. Class C (d)(e)	284,200	19,445
Twilio, Inc. Class A (a)	723,794	266,211
		1,950,638
Semiconductors & Semiconductor Equipment - 9.2%
Advanced Micro Devices, Inc. (a)	1,886,496	153,976
Ambarella, Inc. (a)	181,787	17,722
Applied Materials, Inc.	152,027	20,176
ASML Holding NV	92,550	59,982
Cirrus Logic, Inc. (a)	658,488	48,998
Enphase Energy, Inc. (a)	634,063	88,293
KLA Corp.	80,261	25,310
Lam Research Corp.	112,100	69,552
Marvell Technology, Inc.	25,934,952	1,172,519
MediaTek, Inc.	735,000	31,167
Micron Technology, Inc. (a)	4,010,159	345,154
Monolithic Power Systems, Inc.	14,391	5,201
NVIDIA Corp.	3,134,942	1,882,156
NXP Semiconductors NV	3,953,039	761,000
ON Semiconductor Corp. (a)	1,519,887	59,276
Silergy Corp.	30,722	3,216
SolarEdge Technologies, Inc. (a)	90,696	23,902
Synaptics, Inc. (a)	174,048	24,344
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	348,228	40,652
Teradyne, Inc.	815,081	101,950
		4,934,546
Software - 11.9%
ACV Auctions, Inc.	1,040,661	31,835
ACV Auctions, Inc. Class A (a)	108,861	3,700
Adobe, Inc. (a)	1,186,736	603,265
Atlassian Corp. PLC (a)	67,215	15,968
Atom Tickets LLC (a)(d)(e)(g)	1,204,239	783
Autodesk, Inc. (a)	134,768	39,340
Avalara, Inc. (a)	156,990	22,247
BTRS Holdings, Inc. (d)	734,153	11,600
Cadence Design Systems, Inc. (a)	384,378	50,649
Cloudflare, Inc. (a)	981,782	83,196
Coupa Software, Inc. (a)	141,890	38,174
Crowdstrike Holdings, Inc. (a)	384,805	80,236
Digital Turbine, Inc. (a)	251,348	18,959
Docebo, Inc.	91,297	4,831
DocuSign, Inc. (a)	338,975	75,571
DoubleVerify Holdings, Inc. (a)	291,394	10,260
DoubleVerify Holdings, Inc.	1,707,102	54,096
Elastic NV (a)	428,871	51,730
Epic Games, Inc. (d)(e)	6,131	5,426
Five9, Inc. (a)	157,423	29,591
Freee KK (a)	50,686	4,304
HubSpot, Inc. (a)	304,177	160,134
Intuit, Inc.	37,446	15,434
Lightspeed POS, Inc. (Canada) (a)	1,788,097	124,861
Microsoft Corp.	12,614,039	3,181,008
Privia Health Group, Inc. (a)	126,800	4,605
Qualtrics International, Inc.	236,909	8,849
RingCentral, Inc. (a)	364,761	116,341
Salesforce.com, Inc. (a)	4,048,913	932,546
ServiceNow, Inc. (a)	271,070	137,262
Sinch AB (a)(c)	26,698	4,218
Tanium, Inc. Class B (a)(d)(e)	554,900	6,115
Telos Corp.	429,787	14,260
Teradata Corp.(a)	308,476	15,260
The Trade Desk, Inc. (a)	153,644	112,054
UiPath, Inc.	499,500	32,368
UiPath, Inc. Class A (a)(b)	101,385	7,300
Volue A/S	2,628,701	15,158
Workday, Inc. Class A (a)	488,385	120,631
Zoom Video Communications, Inc. Class A (a)	629,204	201,075
		6,445,240
Technology Hardware, Storage & Peripherals - 8.3%
Apple, Inc.	34,119,575	4,485,361
Dell Technologies, Inc. (a)	53,135	5,225
		4,490,586

TOTAL INFORMATION TECHNOLOGY		17,918,822

MATERIALS - 1.4%
Chemicals - 0.8%
Celanese Corp. Class A	101,783	15,944
CF Industries Holdings, Inc.	262,218	12,752
Corbion NV	87,200	5,108
Corteva, Inc.	831,824	40,560
Nutrien Ltd.	1,651,254	91,150
Olin Corp.	1,156,786	49,777
PPG Industries, Inc.	129,996	22,261
The Chemours Co. LLC	2,948,815	89,054
The Mosaic Co.	1,392,642	48,993
Tronox Holdings PLC	542,897	11,509
Westlake Chemical Corp.	169,218	15,888
		402,996
Construction Materials - 0.0%
Eagle Materials, Inc.	160,179	22,127
Metals & Mining - 0.5%
Allegheny Technologies, Inc. (a)	223,900	5,208
Anglo American PLC (United Kingdom)	411,543	17,449
ArcelorMittal SA Class A unit (a)(b)	1,809,702	53,006
Cleveland-Cliffs, Inc.	232,000	4,144
First Quantum Minerals Ltd.	1,559,432	35,942
Freeport-McMoRan, Inc.	3,305,614	124,655
Gatos Silver, Inc.	917,188	10,529
Steel Dynamics, Inc.	129,700	7,032
Vale SA sponsored ADR	1,441,089	28,995
		286,960
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	381,812	25,154
West Fraser Timber Co. Ltd.	272,264	21,021
		46,175

TOTAL MATERIALS		758,258

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Simon Property Group, Inc.	707,078	86,080
Real Estate Management & Development - 0.2%
Compass, Inc. (a)	256,203	4,873
Hemnet Group AB (a)	263,300	4,976
KE Holdings, Inc. ADR (a)	137,423	7,153
Realogy Holdings Corp. (a)(b)	1,365,092	23,589
Redfin Corp. (a)(b)	1,374,301	97,273
		137,864

TOTAL REAL ESTATE		223,944

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	485,157	20,110
FTC Solar, Inc. (a)	546,700	7,441
The AES Corp.	1,013,822	28,205
		55,756
TOTAL COMMON STOCKS
(Cost $22,506,602)		52,699,051

Preferred Stocks - 2.0%
Convertible Preferred Stocks - 1.8%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Starry, Inc.:
Series C (a)(d)(e)	5,833,836	9,801
Series D (a)(d)(e)	6,810,656	11,442
Series E3 (d)(e)	3,377,325	5,674
		26,917
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.2%
Rad Power Bikes, Inc.:
Series A (d)(e)	120,997	584
Series C (d)(e)	476,111	2,297
Rivian Automotive, Inc.:
Series E (d)(e)	2,276,313	83,882
Series F (d)(e)	1,007,008	37,108
		123,871
Hotels, Restaurants & Leisure - 0.0%
MOD Super Fast Pizza Holdings LLC Series 3 (a)(d)(e)(g)	100,182	20,141
Internet & Direct Marketing Retail - 0.3%
GoBrands, Inc. Series G (d)(e)	166,200	41,503
Instacart, Inc.:
Series H (d)(e)	245,379	30,672
Series I (d)(e)	118,846	14,856
Reddit, Inc. Series B (a)(d)(e)	524,232	22,266
The Honest Co., Inc.:
Series C (a)(d)	700,666	10,664
Series D (a)(d)	154,896	2,357
Series E (a)(d)	1,102,794	15,384
		137,702
Specialty Retail - 0.1%
Fanatics, Inc.:
Series E (d)(e)	1,040,349	36,277
Series F (d)(e)	60,574	2,112
		38,389
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(d)(e)	71,465	790
Series B (a)(d)(e)	12,560	139
Series C (a)(d)(e)	119,995	1,326
Series Seed (a)(d)(e)	38,400	424
		2,679
TOTAL CONSUMER DISCRETIONARY		322,782
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series C (a)(d)(e)	150,137	4,900
Sweetgreen, Inc.:
Series C (a)(d)(e)	15,004	197
Series D (a)(d)(e)	241,354	3,174
Series H (a)(d)(e)	3,242,523	42,639
Series I (a)(d)(e)	568,842	7,480
Series J (d)(e)	346,965	4,563
		62,953
Food Products - 0.0%
Agbiome LLC Series C (a)(d)(e)	1,091,300	6,912
Tobacco - 0.3%
JUUL Labs, Inc.:
Series C (a)(d)(e)	2,570,575	156,934
Series D (a)(d)(e)	13,822	844
Series E (a)(d)(e)	14,959	913
		158,691
TOTAL CONSUMER STAPLES		228,556
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. Series D1 (d)(e)	606,719	6,532
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(d)	800,982	16,279
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (a)(d)(e)	3,301	2,163
TOTAL HEALTH CARE		18,442
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
ABL Space Systems Series B (d)(e)	270,130	12,165
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	97,277	40,855
Series H (a)(d)(e)	25,767	10,822
Series N (d)(e)	79,406	33,350
		97,192
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (d)(e)	101,010	7,401
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(d)(e)	692,196	132
TOTAL INDUSTRIALS		104,725
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (d)(e)	1,192,000	9,531
Electronic Equipment & Components - 0.1%
Enevate Corp. Series E (d)(e)	12,084,432	13,398
IT Services - 0.1%
AppNexus, Inc. Series E (Escrow) (a)(d)(e)	646,522	20
ByteDance Ltd. Series E1 (d)(e)	293,038	32,109
Riskified Ltd.:
Series D (d)(e)	109,000	1,254
Series E (a)(d)(e)	370,000	4,255
Yanka Industries, Inc. Series F (d)(e)	508,854	16,221
		53,859
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. Series C1 (d)(e)	77,800	4,626
Software - 0.2%
Bird Rides, Inc. (d)(e)	3,340,658	16,703
Bird Rides, Inc.:
Series C1 (d)(e)	2,114,013	10,570
Series D (d)(e)	265,200	1,326
Databricks, Inc. Series G (d)(e)	145,986	25,893
Dataminr, Inc. Series D (a)(d)(e)	277,250	12,199
Delphix Corp. Series D (a)(d)(e)	675,445	6,673
Jet.Com, Inc. Series B1 (Escrow) (a)(d)(e)	2,928,086	0
Malwarebytes Corp. Series B (a)(d)(e)	1,056,193	27,989
Nuvia, Inc. Series B (d)	1,606,942	1,313
Stripe, Inc. Series H (d)(e)	73,100	2,933
Taboola.com Ltd. Series E (a)(d)	634,902	14,895
		120,494
TOTAL INFORMATION TECHNOLOGY		201,908
MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (d)(e)	2,271,329	54,512

TOTAL CONVERTIBLE PREFERRED STOCKS		964,374

Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
Neutron Holdings, Inc.:
Series 1C (d)(e)	50,654,200	750
Series 1D (d)(e)	85,315,542	1,263
Volkswagen AG	256,095	66,720
Waymo LLC Series A2 (d)(e)	81,316	6,982
		75,715
Specialty Retail - 0.1%
Cazoo Holdings Ltd.:
Series A (d)	10,823	333
Series B (d)	189,488	5,824
Series C (d)	3,846	118
Series D (d)	676,921	20,807
		27,082
TOTAL CONSUMER DISCRETIONARY		102,797
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(d)(e)	29,758	19,497

TOTAL NONCONVERTIBLE PREFERRED STOCKS		122,294

TOTAL PREFERRED STOCKS
(Cost $730,575)		1,086,668
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (d)(e)	2,433	2,433
4% 6/12/27 (d)(e)	647	647
		3,080
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. 0% (d)(e)(h)	4,056	4,056

TOTAL CONVERTIBLE BONDS		7,136

Nonconvertible Bonds - 0.2%
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Hertz Corp.:
5.5% 10/15/24 (c)(i)	28,176	29,340
6% 1/15/28 (c)(i)	25,037	27,228
6.25% 10/15/22 (i)	13,264	13,927
7.125% 8/1/26 (c)(i)	15,462	16,853
		87,348
TOTAL CORPORATE BONDS
(Cost $86,606)		94,484

Preferred Securities - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (d)(e)	5,145	5,145
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (d)(e)(h)	4,320	4,320
TOTAL PREFERRED SECURITIES
(Cost $9,465)		9,465
	Shares	Value (000s)

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.04% (j)	59,958,084	59,970
Fidelity Securities Lending Cash Central Fund 0.04% (j)(k)	709,290,821	709,362
TOTAL MONEY MARKET FUNDS
(Cost $769,332)		769,332
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $24,102,580)		54,659,000
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(693,087)
NET ASSETS - 100%		$53,965,913

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $309,874,000 or 0.6% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,377,689,000 or 2.6% of net assets.

 (e) Level 3 security

 (f) Affiliated company

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Non-income producing - Security is in default.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series F	8/31/17	$11,121
ABL Space Systems Series B	3/24/21	$12,165
Agbiome LLC Series C	6/29/18	$6,912
Allbirds, Inc.	10/9/18	$1,986
Allbirds, Inc. Series A	10/9/18	$784
Allbirds, Inc. Series B	10/9/18	$138
Allbirds, Inc. Series C	10/9/18	$1,316
Allbirds, Inc. Series Seed	10/9/18	$421
Ant International Co. Ltd. Class C	5/16/18	$24,503
AppHarvest, Inc.	1/29/21	$18,249
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Atom Tickets LLC	8/15/17	$7,000
Beta Technologies, Inc. Series A	4/9/21	$7,401
Bird Rides, Inc.	2/12/21 - 4/20/21	$17,209
Bird Rides, Inc. Series C1	12/21/18	$24,830
Bird Rides, Inc. Series D	9/30/19	$3,426
Blink Health, Inc. Series A1	12/30/20	$1,385
Blink Health, Inc. Series C	11/7/19 - 1/21/21	$5,732
BTRS Holdings, Inc.	1/12/21	$7,342
ByteDance Ltd. Series E1	11/18/20	$32,109
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$9,831
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$1,360
Cazoo Holdings Ltd.	9/30/20	$4,545
Cazoo Holdings Ltd. Series A	9/30/20	$148
Cazoo Holdings Ltd. Series B	9/30/20	$2,598
Cazoo Holdings Ltd. Series C	9/30/20	$53
Cazoo Holdings Ltd. Series D	9/30/20	$9,281
Cibus Corp. Series C	2/16/18 - 5/10/19	$8,543
CIIG Merger Corp.	3/24/21	$7,342
Databricks, Inc. Series G	2/1/21	$25,893
Dataminr, Inc. Series D	3/6/15	$3,535
Delphix Corp. Series D	7/10/15	$6,079
Diamond Foundry, Inc. Series C	3/15/21	$54,512
Enevate Corp. Series E	1/29/21	$13,398
Enevate Corp. 0% 1/29/23	1/29/21	$5,145
Epic Games, Inc.	7/30/20	$3,525
Fanatics, Inc. Series E	8/13/20	$17,988
Fanatics, Inc. Series F	3/22/21	$2,112
FSN E-Commerce Ventures Pvt Ltd.	10/7/20 - 10/26/20	$16,850
GoBrands, Inc. Series G	3/2/21	$41,503
Instacart, Inc. Series H	11/13/20	$14,723
Instacart, Inc. Series I	2/26/21	$14,856
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class A	12/20/17	$453
JUUL Labs, Inc. Class B	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15 - 7/6/18	$0
JUUL Labs, Inc. Series D	6/25/18 - 7/6/18	$0
JUUL Labs, Inc. Series E	12/20/17	$321
Lordstown Motors Corp.	10/23/20	$5,880
Malwarebytes Corp. Series B	12/21/15	$10,958
MOD Super Fast Pizza Holdings LLC Series 3	11/3/16 - 5/15/19	$13,991
MultiPlan Corp. warrants	10/8/20	$0
Neutron Holdings, Inc. Series 1C	7/3/18	$9,262
Neutron Holdings, Inc. Series 1D	1/25/19	$20,689
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$2,433
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$647
Nuvation Bio, Inc.	2/10/21	$11,014
Nuvia, Inc. Series B	3/16/21	$1,313
Rad Power Bikes, Inc.	1/21/21	$4,477
Rad Power Bikes, Inc. Series A	1/21/21	$584
Rad Power Bikes, Inc. Series C	1/21/21	$2,297
Reddit, Inc. Series B	7/26/17	$7,442
Riskified Ltd.	12/20/19 - 4/15/20	$3,324
Riskified Ltd. Series D	11/18/20	$1,254
Riskified Ltd. Series E	10/28/19	$3,520
Riskified Ltd. warrants	10/28/19	$0
Rivian Automotive, Inc. Series E	7/10/20	$35,260
Rivian Automotive, Inc. Series F	1/19/21	$37,108
Sonder Holdings, Inc. Series D1	12/20/19	$6,368
Sonder Holdings, Inc. 0%	3/18/21	$4,056
Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	$31,998
Space Exploration Technologies Corp. Class C	9/11/17	$376
Space Exploration Technologies Corp. Series G	1/20/15	$7,535
Space Exploration Technologies Corp. Series H	8/4/17	$3,479
Space Exploration Technologies Corp. Series N	8/4/20	$21,440
Squarespace, Inc. Class C	3/16/21	$19,445
Starry, Inc. Series C	12/8/17	$5,379
Starry, Inc. Series D	3/6/19 - 7/30/20	$9,739
Starry, Inc. Series E3	3/31/21	$5,674
Stripe, Inc. Series H	3/15/21	$2,933
Sweetgreen, Inc. warrants 1/21/26	1/21/21	$0
Sweetgreen, Inc. Series C	9/13/19	$257
Sweetgreen, Inc. Series D	9/13/19	$4,127
Sweetgreen, Inc. Series H	11/9/18	$42,282
Sweetgreen, Inc. Series I	9/13/19	$9,727
Sweetgreen, Inc. Series J	1/21/21	$5,933
Taboola.com Ltd. Series E	12/22/14	$6,619
Tanium, Inc. Class B	4/21/17	$2,755
Tenstorrent, Inc. Series C1	4/23/21	$4,626
Tenstorrent, Inc. 0%	4/23/21	$4,320
The Honest Co., Inc.	8/21/14	$4,062
The Honest Co., Inc. Series C	8/21/14	$9,479
The Honest Co., Inc. Series D	8/3/15	$3,544
The Honest Co., Inc. Series E	9/28/17	$10,810
Tory Burch LLC	5/14/15	$20,618
Waymo LLC Series A2	5/8/20	$6,982
Xsight Labs Ltd. Series D	2/16/21	$9,531
Yanka Industries, Inc. Series F	4/8/21	$16,221
YourPeople, Inc. Series C	5/1/15	$10,314
Zomato Pvt Ltd.	1/22/21 - 1/29/21	$2,949

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$13
Fidelity Securities Lending Cash Central Fund	3,446
Total	$3,459

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Shift Technologies, Inc. Class A	$13,233	$0	$8,518	$--	$(3,438)	$1,939	$--
Tupperware Brands Corp.	--	91,344	928	--	470	12,219	103,105
Total	$13,233	$91,344	$9,446	$--	$(2,968)	$14,158	$103,105

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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